Basic and Diluted Net Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 16:- BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2019	2020	2021
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$26,247	$33,775	$47,171

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	50,031	51,208	54,785
Stock options and RSU	622	951	805

Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,653	52,159	55,590

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 0, 200,000 and 804,438 for the years 2019, 2020 and 2021, respectively.